Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt	Carrying amounts of long-term debt and related estimated fair values as of December 31, 2021 and 2020 are disclosed in the following table. The fair value hierarchy is described in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

	December 31,
	2021		2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 6.1%, due 2041	$125,000	$166,380	$125,000	$174,858
Notes, 3.875%, due 2022	250,000	250,603	250,000	258,825
Notes, 4.875%, due 2043	250,000	307,538	250,000	317,190
Notes, 3.8%, due 2046	300,000	329,055	300,000	347,046
Notes, 3.7%, due 2028	300,000	325,191	300,000	344,553
Notes, 4.15%, due 2049	300,000	342,030	300,000	370,278
Notes, 2.2%, due 2030	450,000	440,838	450,000	474,552
Notes 3.18%, due 2051	300,000	292,116	—	—
8% Series, due 2026	75,000	92,623	75,000	99,723
Medium-term notes, 7.78% series, due 2022	25,000	25,122	25,000	26,663
Medium-term notes, 7.92% series, due 2027	25,000	31,555	25,000	33,802
Medium-term notes, 6.76% series, due 2027	7,500	8,949	7,500	9,613
Unamortized discount and debt issuance costs	(19,959)		(17,822)
	2,387,541		2,089,678
Revolving credit facility and commercial paper	130,000	130,000	150,000	150,000
Industrial development revenue bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(1,938)		(1,472)
	198,062		198,528
Less: current maturities	(275,000)		—
Southwest Gas Corporation total long-term debt, less current maturities	$2,440,603		$2,438,206
Southwest Gas Holdings, Inc.:
Centuri secured term loan facility	$1,117,138	$1,117,841	$226,648	$230,824
Centuri secured revolving credit facility	103,329	103,749	26,626	26,645
MountainWest unsecured senior notes, 3.53%, due in 2028	102,078	102,078	—	—
MountainWest unsecured senior notes, 4.875%, due in 2041	199,926	199,926	—	—
MountainWest unsecured senior notes, 3.91%, due in 2038	147,735	147,735	—	—
Other debt obligations	51,665	50,003	81,973	84,246
Unamortized discount and debt issuance costs	(24,466)		(820)
Less: current maturities	(22,324)		(40,433)
Southwest Gas Holdings, Inc. total long-term debt, less current maturities	$4,115,684		$2,732,200

Summary of Effective Interest Rates on Variable-Rate IDRBs
The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31,
	2021	2020
2003 Series A	0.91%	0.80%
2008 Series A	0.90%	0.83%
2009 Series A	0.88%	0.76%
Tax-exempt Series A	0.92%	0.87%

Estimated Maturities of Long-Term Debt
Estimated maturities of long-term debt for the next five years are:

(Thousands of dollars)	2022	2023	2024	2025	2026	Total
Southwest Gas Corporation:
Debentures	$275,000	$—	$—	$—	$75,000	$350,000
Revolving credit facility and commercial paper	—	—	—	130,000	—	130,000
Total	275,000	—	—	130,000	75,000	480,000
Southwest Gas Holdings, Inc.:
Centuri secured term loan facility	11,450	11,450	11,450	11,450	11,450	57,250
Centuri secured revolving credit facility	—	—	—	—	103,329	103,329
Other debt obligations	10,874	11,047	11,285	9,076	7,490	49,772
Total	$297,324	$22,497	$22,735	$150,526	$197,269	$690,351